SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Projected Amortization Expense for Core Deposit Intangible (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016
Projected amortization expense [Abstract]
Total	$ 73 [1]	$ 56	$ 117
Core Deposit [Member]
Projected amortization expense [Abstract]
2018	32,501
2019	20,572
2020	9,833
2021	5,264
2022	3,356
Thereafter	1,472
Total	$ 72,998		$ 117,442
Remaining weighted average amortization period	1 year 6 months 22 days

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.